CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 72,268	$ 419,136	$ (208,557)	$ 235,702
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	500,672	422,764	868,454	871,204
Stock-based compensation expense	65,534	52,031	103,078	202,504
(Gain) loss on sale of business unit				(395,399)
(Gain) loss on sale of equipment	1,549	25,347	43,696
Increase (decrease) in cash flows as a result of changes in asset and liability account balances:
Accounts receivable, net	63,309	18,988	(14,701)	193,019
Other assets	(181,757)	(77,587)	(37,115)	(31,928)
Trade accounts payable	(156,049)	(159,707)	122,445	(131,137)
Accrued expenses and other current liabilities	61,965	(115,845)	(160,241)	(249,329)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	427,491	585,127	717,059	694,636
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(590,699)	(367,008)	(889,011)	(400,823)
Purchase of goodwill and intangibles	(409,752)	(164,218)	(318,513)	(210,100)
Proceeds from the sale of equipment				6,775
Proceeds from repayment of notes receivable, net	52,591	52,591	105,182	63,289
Proceeds from sale of business				300,000
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(947,860)	(478,635)	(1,102,342)	(240,859)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on notes payable, legal settlements and capital leases	(241,611)	(286,444)	(491,562)	(1,029,883)
Proceeds from notes payable	210,000		540,000
Repurchases of common stock		(73,885)	(482,752)	(114,906)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(31,611)	(360,329)	(434,314)	(1,144,789)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(551,980)	(253,837)	(819,597)	(691,012)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	2,915,115	3,734,712	3,734,712	4,425,724
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,363,135	3,480,875	2,915,115	3,734,712
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest	72,723	92,266	186,586	216,018
Income taxes	65,158	63,888	75,023	68,377
Non-cash transactions:
Issuance of treasury stock under deferred compensation plan		15,827	15,827	17,815
Issuance of treasury stock under employee stock purchase plan		14,268	14,268	17,515
Issuance of common stock as stock-based compensation				367,156
Sale of business in exchange for note receivable				600,000
Purchase of acquisition assets in exchange for note payable	$ 637,057	$ 126,900	$ 126,900